Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
PRINCIPAL ACCOUNTING POLICIES [Abstract]
Assets, liabilities and equity of consolidated VIEs
	December 31, 2012	December 31, 2013
	RMB (millions)	RMB (millions)
Cash and cash equivalents	568.0	263.7
Short-term investments	15.7	24.1
Accounts receivable and amounts due from related parties	1,632.8	2,357.2
Deferred licensing fees and related costs	7.0	10.8
Prepayments and other current assets	61.0	75.1
Deferred tax assets	67.9	71.8
Investments in affiliated companies	24.3	18.8
Property and equipment, net	18.2	15.9
Intangible assets	193.5	131.5
Goodwill	113.9	83.1
Other long-term assets	122.7	117.3
Total assets of the consolidated VIEs	2,825.0	3,169.3

Accounts payable and amounts due to related parties	531.7	941.0
Deferred revenue	280.4	340.7
Taxes payable	68.2	26.9
Other payables and accruals	377.7	257.3
Deferred tax liabilities	20.0	14.3
Short-term borrowings	186.5	—
Total liabilities of the consolidated VIEs	1,464.5	1,580.2

Total equity of the consolidated VIEs	1,360.5	1,589.1

Net revenues, cost of revenues and net income of consolidated VIEs
	For the years ended December 31,
	2011	2012	2013
	RMB in million	RMB in million	RMB in million
Net revenues of the consolidated VIEs	5,013.6	4,335.6	3,548.2
Costs of revenue of the consolidated VIEs*	3,368.5	2,883.4	2,608.4
Net income of the consolidated VIEs	1,645.1	1,452.2	939.8

*Note: cost of revenues of the consolidated VIEs exceed consolidated amounts due to the inclusion of service fees paid to the Group’s PRC subsidiaries for the provision of services, software and technology licenses, and equipment to the VIEs, which are eliminated in consolidations.

Property and equipment, estimated useful lives
Computer equipment	5 years
Leasehold improvements	Lesser of the term of the lease or the estimated useful lives of the assets
Furniture and fixtures	5 years
Motor vehicles	5 years

Intangible assets, estimated useful lives
Software technologies	0.5 to 6 years
Game engines	3 to 10 years
Non-compete agreements	2.5 to 5 years
Customer databases	2 to 5.5 years
Trademarks	5 or 20 years
In-progress research and development	Indefinite life and subject to impairment testing until completed or abandoned

Fair value, assets and liabilities measured on recurring basis
	December 31, 2012	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Marketable securities – Common stock	7,221	7,221	—	—
Derivative liability- foreign currency forward contracts	(9,312)	—	(9,312)	—
(included in “Other payables and accruals ” in balance sheet) (Note 15, 23)

	December 31, 2013	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Marketable securities – Common stock	—	—	—	—
Derivative liability- foreign currency forward contracts	(2,426)	—	(2,426)	—
(included in “Other payables and accruals ” in balance sheet) (Note 15, 23)